Semiannual Report June 30, 2000

Oppenheimer
Multiple Strategies Fund/VA

A Series of Oppenheimer Variable Account Funds


[logo]OppenheimerFunds(R)
      The Right Way to Invest
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Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA

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Objective
Oppenheimer Multiple Strategies Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high total investment return, which includes current income and capital appreciation in the value of its shares. The Fund attempts to achieve its investment objective from investments in common stocks and other equity securities, bonds and other debt securities and money market securities.

================================================================================
Narrative by Richard Rubinstein, Co-Portfolio Manager
Over the six-month period that ended June 30, 2000, we were pleased with the Fund's performance, attaining a cumulative total return of 6.70%.(1) This was in large part due to our multiple-strategy investment approach, which encourages use of a number of investment styles, including growth-oriented technology stocks, which up through March 31, 2000, led the market higher before recent volatity gave back a portion of many gains. We also bought value-oriented stocks, which appear to have improved in the last six months. In short, our multiple-strategy investment approach gave us the exposure to growth and value stocks that we needed to participate in the strength of both market sectors during the reporting period.
         During this time, although the exact percentages vary daily as individual holdings gain and lose value, we generally maintained an allocation of approximately 55% stocks, 40% bonds and 5% cash. This allocation was designed to help the Fund participate in a rising stock market while controlling day-to-day volatility.
         Notable among the strongest contributors to the Fund's performance were stocks from a number of technology companies. Among the Fund's top holdings, we enjoyed good performance from Intel Corp., a leading semiconductor company.
         While technology stocks were buffeted by market volatility after the close of the Fund's fiscal period, the Fund's volatility was lower than might be expected in mid-April because of the Fund's diversification policy.
         Also, during this period, we began to see signs that the value sector of the stock market may soon turn around. For instance, value-oriented stocks rallied during March 2000, because of two related factors: low valuations and corporate actions. Value stocks--defined as stocks selling at low prices that do not reflect the underlying companies' true worth--had been out of favor for some time. As a result, the differences in valuations between growth and value companies had increased to historically wide levels. With their stocks at such low prices, the management of some value companies announced their intention to buy back shares or take their companies private, which helped rekindle investor interest in their stocks. Other value-oriented businesses have also been targets for acquisition, which also attracted investor interest. While there are risks in value investing that other investors will not recognize the true value of a particular stock so that its price does not rise, in the last six months business buyers appeared to take advantage of low valuations to acquire companies that are growing and are generating excess cash flow.
         These influences have benefited many of the fund's holdings, including companies in the financial services, retail and health care sectors.
         In terms of the Fund's fixed income investments, the past six months have been difficult for many sectors of the bond market. That's because interest rates rose throughout the period, eroding the prices of many bonds. However, because of supply-and-demand factors, prices of long-term U.S. Treasury bonds have risen, while prices of intermediate- and short-term bonds fell. We participated in the rally of long-term Treasuries through our holdings of zero-coupon bonds. The Fund also benefited from our holdings of U.S. dollar-denominated bonds from issuers in Latin America, which appreciated as regional economic conditions improved.


Because of ongoing market volatility, the Fund's returns may fluctuate and may be less than the results shown.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.


2                    Oppenheimer Multiple Strategies Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA

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As far as our future outlook is concerned, we remain positive. Value stocks performance seems to have improved in the last six months, which is encouraging. On the fixed income side, we believe that the bulk of interest-rate increases may be behind us. If and when evidence emerges that the economy has begun to slow, we expect the Federal Reserve Board to end its moves toward a more restrictive monetary policy, and we believe that bond prices should accordingly rally.
         Regardless of upcoming market conditions, however, we believe that the Fund's multiple-strategy approach makes it an appropriate investment even if particular asset classes, market sectors or investment styles are in favor at any specific time. In fact, it's what makes Oppenheimer Multiple Strategies Fund/VA an important part of The Right Way to Invest.


                     Oppenheimer Multiple Strategies Fund/VA                   3
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Statement of Investments  June 30, 2000 (Unaudited)

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
================================================================================================================================
Common Stocks--51.7%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--2.0%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.2%
Bayer AG, Sponsored ADR                                                                              30,600          $ 1,196,778
--------------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                                     128,000            2,184,000
--------------------------------------------------------------------------------------------------------------------------------
Goodrich (B.F.) Co.(1)                                                                               80,000            2,725,000
--------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                                                       70,000              984,375
                                                                                                                     -----------
                                                                                                                       7,090,153
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.4%
Alcoa, Inc.                                                                                          31,500              913,500
--------------------------------------------------------------------------------------------------------------------------------
De Beers Consolidated Mines Ltd., ADR                                                                61,100            1,485,494
                                                                                                                     -----------
                                                                                                                       2,398,994
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.4%
Sonoco Products Co.                                                                                  63,000            1,295,437
--------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                     26,000            1,118,000
                                                                                                                     -----------
                                                                                                                       2,413,437
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--3.1%
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.7%
National Data Corp.                                                                                  69,800            1,605,400
--------------------------------------------------------------------------------------------------------------------------------
Pittston Co.                                                                                        119,000            1,628,812
--------------------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                                         235,000              749,062
                                                                                                                     -----------
                                                                                                                       3,983,274
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.4%
Cognex Corp.(2)                                                                                      40,000            2,070,000
--------------------------------------------------------------------------------------------------------------------------------
Coherent, Inc.(1)(2)                                                                                 52,000            4,361,500
--------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                        41,000            1,381,187
--------------------------------------------------------------------------------------------------------------------------------
Identix, Inc.(2)                                                                                     17,200              269,825
--------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                          120,000            2,220,000
--------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc.(2)                                                                    53,000              742,000
--------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc.                                                                             40,000              740,000
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                              37,500            1,776,562
                                                                                                                     -----------
                                                                                                                      13,561,074
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--1.9%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.1%
Brocade Communications Systems, Inc.(1)(2)                                                            2,550              467,885
--------------------------------------------------------------------------------------------------------------------------------
ECI Telecommunications Ltd.                                                                          33,900            1,211,925
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(2)                                                                      393               11,692
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(2)(3)                                                                   201                5,681
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.(2)                                                                                   100,000            4,587,500
                                                                                                                     -----------
                                                                                                                       6,284,683


4                    Oppenheimer Multiple Strategies Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                 Shares             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.7%
SBC Communications, Inc.                                                                             71,000          $ 3,070,750
--------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)                                                      26,283,402              502,503
--------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference                                           3,077,499               72,161
--------------------------------------------------------------------------------------------------------------------------------
Telesp Tele de Sao Paulo                                                                         19,200,000              205,942
                                                                                                                     -----------
                                                                                                                       3,851,356
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.1%
Telesp Celular Participacoes SA                                                                  49,153,261              536,762
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--5.7%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--1.1%
Dana Corp.(1)                                                                                       107,000            2,267,062
--------------------------------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                                                              292,230              669,341
--------------------------------------------------------------------------------------------------------------------------------
Owens Corning                                                                                       192,000            1,776,000
--------------------------------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                                      17,500            1,010,625
--------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)(2)                                                                            30,500              625,250
                                                                                                                     -----------
                                                                                                                       6,348,278
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.2%
Berjaya Sports Toto Berhad                                                                          190,000              310,000
--------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                                      80,200            1,328,312
--------------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co.(1)                                                                                140,000            2,283,750
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                                 130,000            1,218,750
--------------------------------------------------------------------------------------------------------------------------------
International Game Technology(1)(2)                                                                 142,000            3,763,000
--------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                        125,000            1,648,441
--------------------------------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                                       100,000            2,410,094
                                                                                                                     -----------
                                                                                                                      12,962,347
--------------------------------------------------------------------------------------------------------------------------------
Media--1.2%
Donnelley (R.R.) & Sons Co.                                                                          65,000            1,466,562
--------------------------------------------------------------------------------------------------------------------------------
Reed International plc                                                                              180,000            1,566,886
--------------------------------------------------------------------------------------------------------------------------------
South China Morning Post Holdings Ltd.                                                            1,608,000            1,247,983
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.(1)                                                                                 32,000            2,432,000
                                                                                                                     -----------
                                                                                                                       6,713,431
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.3%
Neiman Marcus Group, Inc. (The), Cl. A(2)                                                            16,000              473,000
--------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.(2)                                                                                        93,000              976,500
                                                                                                                     -----------
                                                                                                                       1,449,500
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--0.6%
Borders Group, Inc.(2)                                                                               84,000            1,307,250
--------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                            42,000            1,312,500
--------------------------------------------------------------------------------------------------------------------------------
Pacific Sunware of California, Inc.(2)                                                               45,000              843,750
                                                                                                                     -----------
                                                                                                                       3,463,500
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.3%
Jones Apparel Group, Inc.(1)(2)                                                                      83,000            1,950,500



                     Oppenheimer Multiple Strategies Fund/VA                  5

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--4.6%
--------------------------------------------------------------------------------------------------------------------------------
Beverages--0.1%
Diageo plc                                                                                           62,900          $   564,680
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.7%
Clear Channel Communications, Inc.(1)(2)                                                             10,000              750,000
--------------------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(2)                                                                65,000            2,368,437
--------------------------------------------------------------------------------------------------------------------------------
Societe Europeenne des Satellites                                                                     6,000            1,012,282
                                                                                                                     -----------
                                                                                                                       4,130,719
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--2.9%
Luby's, Inc.                                                                                         90,000              720,000
--------------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR, Preference                                                     36,000            1,710,000
--------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                    13,700            2,398,034
--------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                         63,000            1,165,500
--------------------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., Cl. A(2)                                                                    55,000            2,492,187
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)(2)                                                                           119,350            8,138,178
                                                                                                                     -----------
                                                                                                                      16,623,899
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR                                    14,000              449,750
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.3%
Wella AG                                                                                             55,900            1,580,779
--------------------------------------------------------------------------------------------------------------------------------
Wella AG, Preference                                                                                  5,200              159,511
                                                                                                                     -----------
                                                                                                                       1,740,290
--------------------------------------------------------------------------------------------------------------------------------
Tobacco--0.5%
Philip Morris Cos., Inc.                                                                            115,000            3,054,687
--------------------------------------------------------------------------------------------------------------------------------
Energy--4.9%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--1.7%
Cooper Cameron Corp.(2)                                                                              15,000              990,000
--------------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc.                                                                                         25,000            1,707,812
--------------------------------------------------------------------------------------------------------------------------------
Input/Output, Inc.(1)(2)                                                                            153,000            1,290,937
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, Sponsored ADR(2)                                                         50,000              853,125
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.(1)                                                                      77,000            2,690,188
--------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.(1)                                                                      40,000            2,137,500
                                                                                                                     -----------
                                                                                                                       9,669,562
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--1.7%
Comstock Resources, Inc.(2)                                                                         115,000              920,000
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                    28,501            2,237,329
--------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.(1)                                                                                  50,000            2,946,875
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe Snyder Corp.(2)                                                                            147,900            1,682,363
--------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                         65,000            2,153,125
                                                                                                                     -----------
                                                                                                                       9,939,692


6                    Oppenheimer Multiple Strategies Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--1.5%
Anderson Exploration Ltd.(2)                                                                         89,400          $ 1,623,041
--------------------------------------------------------------------------------------------------------------------------------
Berkley Petroleum Corp.(2)                                                                          166,100            1,048,144
--------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                                   33,300            1,006,014
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(2)                                                                            116,010            3,840,380
--------------------------------------------------------------------------------------------------------------------------------
Total Fina Elf SA, Sponsored ADR                                                                     16,000            1,229,000
                                                                                                                     -----------
                                                                                                                       8,746,579
--------------------------------------------------------------------------------------------------------------------------------
Financial--9.5%
--------------------------------------------------------------------------------------------------------------------------------
Banks--4.1%
ABN Amro Holding NV                                                                                  62,700            1,542,274
--------------------------------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA                                                                 95,000              697,439
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               144,000            6,192,000
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.(1)                                                                            172,650            7,952,691
--------------------------------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.(2)                                                                        24,000              715,500
--------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                              57,000            3,442,333
--------------------------------------------------------------------------------------------------------------------------------
UBS AG, Reg.                                                                                          8,350            1,227,262
--------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                                             414,000            1,988,271
                                                                                                                     -----------
                                                                                                                      23,757,770
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.3%
C.I.T. Group, Inc., Cl. A                                                                            76,000            1,235,000
--------------------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                                        63,400            1,664,250
--------------------------------------------------------------------------------------------------------------------------------
Finova Group, Inc.                                                                                   80,000            1,040,000
--------------------------------------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                                                            35,500              665,625
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                     25,000            2,081,250
--------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                           37,500              832,031
                                                                                                                     -----------
                                                                                                                       7,518,156
--------------------------------------------------------------------------------------------------------------------------------
Insurance--1.7%
ACE Ltd.(1)                                                                                         135,000            3,780,000
--------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.(1)                                                                                       20,000            1,283,750
--------------------------------------------------------------------------------------------------------------------------------
Skandia Forsakrings AB                                                                               67,500            1,793,125
--------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                               57,300            3,101,363
                                                                                                                     -----------
                                                                                                                       9,958,238
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--2.2%
Archstone Communities Trust                                                                          52,000            1,095,250
--------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                                          30,732            1,283,061
--------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                              56,000            1,071,000
--------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                                40,000            1,175,000
--------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                             48,000            1,272,000
--------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                                                                             32,000            1,106,000
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                                  62,000              926,125
--------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                                       28,960              798,210
--------------------------------------------------------------------------------------------------------------------------------
JDN Realty Corp.                                                                                     60,000              611,250
--------------------------------------------------------------------------------------------------------------------------------
Manufactured Home Communities, Inc.                                                                  44,000            1,053,250


                     Oppenheimer Multiple Strategies Fund/VA                   7

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts  (continued)
Post Properties, Inc.                                                                                28,000          $ 1,232,000
--------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                                                                       44,000              990,000
                                                                                                                     -----------
                                                                                                                      12,613,146
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.2%
Washington Mutual, Inc.                                                                              48,000            1,386,000
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--5.5%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.5%
Abbott Laboratories(1)                                                                               42,000            1,871,625
--------------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc.(2)                                                                                    22,600            1,065,025
--------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.(1)                                                                      48,500            2,849,375
--------------------------------------------------------------------------------------------------------------------------------
AstraZeneca Group plc                                                                                60,540            2,829,940
--------------------------------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(2)                                                                               20,000              968,750
--------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)(2)                                                                    12,500            1,667,188
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson(1)                                                                                 44,295            4,512,553
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.(1)                                                                                 31,500            2,413,688
--------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.(1)                                                                          70,000            1,277,500
--------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                           1,700            2,701,433
--------------------------------------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(4)                                                                         20,000              208,000
--------------------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc, Cl. A, Sponsored ADR                                                         30,000            1,955,625
--------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.(1)                                                                          16,000            1,372,000
                                                                                                                     -----------
                                                                                                                      25,692,702
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.0%
Acuson Corp.(2)                                                                                     180,000            2,430,000
--------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.(1)(2)                                                                                1,600              264,200
--------------------------------------------------------------------------------------------------------------------------------
Covance, Inc.(2)                                                                                    165,000            1,454,063
--------------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.(1)(2)                                                                               55,000              385,000
--------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(1)(2)                                                                         26,000            1,192,750
                                                                                                                     -----------
                                                                                                                       5,726,013
--------------------------------------------------------------------------------------------------------------------------------
Technology--13.7%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--3.0%
Canon, Inc.                                                                                          48,000            2,395,350
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                                63,000            1,610,438
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.(1)                                                            120,000           13,147,500
                                                                                                                     -----------
                                                                                                                      17,153,288
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.5%
Ceridian Corp.(2)                                                                                   112,000            2,695,000
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--1.6%
Computer Associates International, Inc.(1)                                                           53,599            2,743,624
--------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.(2)                                                                                   56,000              581,000
--------------------------------------------------------------------------------------------------------------------------------
I2 Technologies, Inc.(1)(2)                                                                           3,600              375,356
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(2)                                                                                    5,500              440,000
--------------------------------------------------------------------------------------------------------------------------------
Novell, Inc.(1)(2)                                                                                  126,000            1,165,500
--------------------------------------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(2)                                                                                  79,000            1,323,250


8                    Oppenheimer Multiple Strategies Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Computer Software  (continued)
Research in Motion Ltd.(1)(2)                                                                         6,600         $    298,650
--------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                                 53,500            1,524,750
--------------------------------------------------------------------------------------------------------------------------------
Structural Dynamics Research Corp.(2)                                                                   167                2,515
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)(2)                                                                          3,250              367,301
--------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.(1)(2)                                                                                    5,180              641,673
                                                                                                                    ------------
                                                                                                                       9,463,619
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--0.7%
Cisco Systems, Inc.(1)                                                                               46,000            2,923,875
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                            22,500            1,333,125
                                                                                                                    ------------
                                                                                                                       4,257,000
--------------------------------------------------------------------------------------------------------------------------------
Electronics--7.3%
Analog Devices, Inc.(1)(2)                                                                           84,600            6,429,600
--------------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding NV(1)(2)                                                                     42,500            1,875,313
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)(2)                                                                    25,700            2,255,175
--------------------------------------------------------------------------------------------------------------------------------
Grainger (W.W.), Inc.                                                                                29,000              893,563
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.(1)                                                                                      124,000           16,577,250
--------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.(1)(2)                                                                             13,800            1,654,275
--------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                         8,360            2,765,465
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.(2)                                                                143,900              998,306
--------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A(1)                                                                  80,000            3,090,000
--------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(2)                                                                                       8,000              528,500
--------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(2)                                                                             3,000              262,875
--------------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares(1)                                                       52,800            3,389,100
--------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)(2)                                                                                 20,500            1,506,750
                                                                                                                    ------------
                                                                                                                      42,226,172
--------------------------------------------------------------------------------------------------------------------------------
Photography--0.6%
Eastman Kodak Co.                                                                                    32,000            1,904,000
--------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                                                                          67,500            1,400,625
                                                                                                                    ------------
                                                                                                                       3,304,625
--------------------------------------------------------------------------------------------------------------------------------
Transportation--0.4%
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
Burlington Northern Santa Fe Corp.                                                                   67,000            1,536,813
--------------------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                                             91,000            1,052,188
                                                                                                                    ------------
                                                                                                                       2,589,001
--------------------------------------------------------------------------------------------------------------------------------
Utilities--0.4%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.4%
Southern Co.                                                                                         90,000            2,098,125
                                                                                                                    ------------
Total Common Stocks (Cost $209,075,643)                                                                              298,366,002


                     Oppenheimer Multiple Strategies Fund/VA                  9

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                Shares              Note 1
================================================================================================================================
Preferred Stocks--1.7%
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc., 6.75% Cum. Cv., Non-Vtg.                                                   45,000          $ 2,345,625
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% Cv.                                                              30,000              667,500
--------------------------------------------------------------------------------------------------------------------------------
MediaOne Group, Inc., 7% Cv. Premium Income Exchangeable Securities
for Vodafone Airtouch plc common stock                                                               15,000              607,500
--------------------------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(4)                                                                     65,000            5,289,375
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity Redeemable Stock,
Units (each unit consists of one preferred plus one warrant to purchase
5.3355 shares of Sovereign Bancorp common stock)(5)                                                  12,500              612,500
                                                                                                                     -----------
Total Preferred Stocks (Cost $8,452,846)                                                                               9,522,500

                                                                                                Units
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(3)                                                   1,000               22,500
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp. 11/1/02                                                            9,232               27,696
--------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/00(3)                                                               2,592                  259
--------------------------------------------------------------------------------------------------------------------------------
PE Corp. Cl. G Wts., Exp. 9/11/03                                                                       249                6,723
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp. Rts., Exp. 5/15/02(3)                                                                     4,000               56,500
                                                                                                                     -----------
Total Rights, Warrants and Certificates (Cost $59,660)                                                                   113,678

                                                                                                Principal
                                                                                                Amount
================================================================================================================================
Mortgage-Backed Obligations--1.6%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, 7%, 5/1/29                                                                        $ 4,599,940            4,448,510
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.50%, 11/1/27-12/1/27                                           3,670,008            3,465,112
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8%, 4/15/23                                                   1,419,714            1,439,790
                                                                                                                     -----------
Total Mortgage-Backed Obligations (Cost $9,680,544)                                                                    9,353,412

================================================================================================================================
U.S. Government Obligations--11.8%
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 7.125%, 1/15/30                                               400,000              402,223
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
8.875%, 8/15/17                                                                                   2,900,000            3,689,345
STRIPS, 6.30%, 8/15/25(6)                                                                        10,965,000            2,424,010
STRIPS, 6.53%, 8/15/15(6)                                                                         6,035,000            2,366,227
STRIPS, 7.10%, 11/15/18(6)                                                                       13,600,000            4,360,568
STRIPS, 7.26%, 11/15/18(6)                                                                        8,500,000            2,735,062
STRIPS, 7.31%, 8/15/19(6)                                                                        15,300,000            4,682,504
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.875%, 9/30/02                                                                                  15,000,000           14,831,250
6.125%, 9/30/00(7)                                                                               15,000,000           15,004,695
6.25%, 2/15/07                                                                                    8,800,000            8,811,000
6.375%, 8/15/02                                                                                   5,000,000            4,993,750
6.50%, 10/15/06                                                                                   3,710,000            3,752,899
                                                                                                                     -----------
Total U.S. Government Obligations (Cost $66,586,408)                                                                  68,053,533


10                   Oppenheimer Multiple Strategies Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
================================================================================================================================
Foreign Government Obligations--19.4%
--------------------------------------------------------------------------------------------------------------------------------
Argentina--5.3%
Argentina (Republic of) Bonds, Series L, 7.375%, 3/31/05(8)                                     $ 4,960,000         $  4,538,400
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts., 14.25%, 11/30/02(3)(8)                                             13,125,000           13,092,187
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23(8)                                                19,750,000           13,109,062
                                                                                                                    ------------
                                                                                                                      30,739,649
--------------------------------------------------------------------------------------------------------------------------------
Australia--0.5%
New South Wales Treasury Corp. Gtd. Bonds, 7%, 4/1/04(AUD)                                        3,160,000            1,937,714
--------------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable Gtd. Nts., 10.50%, 5/15/03(AUD)                            1,800,000            1,199,910
                                                                                                                    ------------
                                                                                                                       3,137,624
--------------------------------------------------------------------------------------------------------------------------------
Brazil--4.6%
Brazil (Federal Republic of) Debt Conversion Bonds, Series 20 yr., 8%, 4/15/14                   17,116,599           12,623,492
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 7.375%, 4/15/06(8)                         15,298,500           13,979,004
                                                                                                                    ------------
                                                                                                                      26,602,496
--------------------------------------------------------------------------------------------------------------------------------
Canada--2.9%
Canada (Government of) Bonds:
8.50%, 4/1/02(CAD)                                                                                1,500,000            1,055,912
8.75%, 12/1/05(CAD)                                                                              12,200,000            9,289,521
9.75%, 6/1/01(CAD)                                                                                2,000,000            1,396,814
9.75%, 12/1/01(CAD)                                                                               3,000,000            2,130,310
Series WL43, 5.75%, 6/1/29(CAD)                                                                   3,670,000            2,554,907
                                                                                                                    ------------
                                                                                                                      16,427,464
--------------------------------------------------------------------------------------------------------------------------------
Denmark--0.8%
Denmark (Kingdom of) Bonds, 8%, 3/15/06(DKK)                                                     32,100,000            4,566,034
--------------------------------------------------------------------------------------------------------------------------------
Great Britain--1.2%
United Kingdom Treasury Bonds, 6.75%, 11/26/04(GBP)                                               2,680,000            4,231,714
--------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 13%, 7/14/00(GBP)                                                   1,590,000            2,409,508
                                                                                                                    ------------
                                                                                                                       6,641,222
--------------------------------------------------------------------------------------------------------------------------------
Mexico--0.6%
United Mexican States Collateralized Fixed Rate Par Bonds, Series W-A, 6.25%, 12/31/19            4,450,000            3,693,500
--------------------------------------------------------------------------------------------------------------------------------
New Zealand--3.0%
New Zealand (Government of) Bonds:
8%, 2/15/01(NZD)                                                                                 19,440,000            9,213,016
10%, 3/15/02(NZD)                                                                                16,800,000            8,301,719
                                                                                                                    ------------
                                                                                                                      17,514,735
--------------------------------------------------------------------------------------------------------------------------------
Philippines--0.2%
Philippines (Republic of) Bonds, 8.60%, 6/15/27                                                   1,500,000            1,068,750
--------------------------------------------------------------------------------------------------------------------------------
South Africa--0.3%
Eskom Depositary Receipts, Series E168, 11%, 6/1/08(ZAR)                                         12,570,000            1,547,934
                                                                                                                    ------------
Total Foreign Government Obligations (Cost $116,730,479)                                                             111,939,408


                     Oppenheimer Multiple Strategies Fund/VA                 11

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
================================================================================================================================
Non-Convertible Corporate Bonds and Notes--8.0%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.3%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                    $  500,000           $  492,500
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec.
Disc. Nts., 13.08%, 12/31/09(6)                                                                   1,000,000              335,000
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.875% Sec. Nts., Series B, 5/1/07                                                                  500,000              495,000
10.875% Sr. Sub. Nts., 5/1/09                                                                       500,000              498,750
--------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                                  85,000               87,125
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                                       500,000              427,500
--------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                                        400,000              405,510
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                535,000              441,375
12.375% Sr. Sec. Nts., Series B, 7/15/06                                                            250,000              255,000
                                                                                                                      ----------
                                                                                                                       3,437,760
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.4%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                                         1,215,000            1,172,475
--------------------------------------------------------------------------------------------------------------------------------
Aluminum--0.0%
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                    1,000,000              915,000
--------------------------------------------------------------------------------------------------------------------------------
Metals: Diversified--0.0%
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              450,000              357,750
                                                                                                                      ----------
                                                                                                                       2,445,225
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Aracruz Celulose SA, 10.375% Debs., 1/31/02(4)                                                      430,000              435,375
--------------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                      500,000              390,000
--------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
10.625% Second Priority Sr. Sec. Nts., 4/15/05                                                      300,000              265,500
11.50% Sr. Sec. Nts., 6/1/04                                                                        200,000              202,000
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                     500,000              487,500
10.875% Sr. Sub. Nts., 4/1/08                                                                       250,000              221,250
                                                                                                                      ----------
                                                                                                                       2,001,625
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.0%
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          200,000              146,000
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.2%
Allied Waste North America, Inc., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                        750,000              630,000
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                     500,000              445,000
                                                                                                                      ----------
                                                                                                                       1,075,000
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.3%
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                             700,000              717,500
--------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc., 7.375% Unsec. Debs., 3/1/97                                                      400,000              362,176
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              500,000              505,000
                                                                                                                      ----------
                                                                                                                       1,584,676


12                   Oppenheimer Multiple Strategies Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--1.9%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.0%
360networks, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                                              $  400,000           $  380,000
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                                500,000              497,500
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Nts., 5/15/08                                             750,000              731,250
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08                                  500,000              462,500
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Nts., 3/15/08(4)                                              200,000              199,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                              250,000              247,500
10% Sr. Unsec. Nts., Series B, 11/15/08                                                             750,000              742,500
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 10.75% Sr. Unsec. Nts., 6/1/09                                       500,000              495,000
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                                              1,000,000              925,000
--------------------------------------------------------------------------------------------------------------------------------
Verio, Inc., 11.25% Sr. Unsec. Nts., 12/1/08                                                        600,000              676,500
--------------------------------------------------------------------------------------------------------------------------------
Vodafone AirTouch plc, 7.75% Unsec. Unsub. Nts., 2/15/10(4)                                         400,000              397,244
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28                                                      400,000              354,414
                                                                                                                      ----------
                                                                                                                       6,108,408
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
Crown Castle International Corp.:
9% Sr. Nts., 5/15/11                                                                                500,000              463,750
10.75% Sr. Nts., 8/1/11                                                                             350,000              356,562
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(3)(9)                          750,000              641,250
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(9)                                                                 200,000              147,500
9.375% Sr. Unsec. Nts., 11/15/09                                                                    500,000              480,000
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(4)                                                                         250,000              268,750
11.625% Sr. Nts., 8/15/06                                                                           535,000              580,475
11.625% Sr. Nts., Series A, 8/15/06                                                                 590,000              640,150
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(3)                                   200,000              157,000
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                       750,000              731,250
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 10.75% Sr. Nts., 3/15/10(4)                                             500,000              501,250
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Nts., 11/15/09(4)                                           400,000              416,000
                                                                                                                      ----------
                                                                                                                       5,383,937
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--0.8%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.3%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06                            100,000               83,750
--------------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                                 300,000               76,500
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                        500,000              493,750
--------------------------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(3)                                            271,000              176,150
--------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04                                                400,000              364,000
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                     400,000              358,000
                                                                                                                      ----------
                                                                                                                       1,552,150
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                     500,000              447,500
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07                                                        500,000              485,625
                                                                                                                      ----------
                                                                                                                         933,125



                     Oppenheimer Multiple Strategies Fund/VA                 13

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media--0.2%
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                          $  150,000           $  151,500
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                           500,000              582,234
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125% Debs., 1/15/13                                                            500,000              543,658
                                                                                                                      ----------
                                                                                                                       1,277,392
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.1%
Wal-Mart Stores, Inc., 7.55% Sr. Unsec. Nts., 2/15/30                                               400,000              409,994
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--1.8%
--------------------------------------------------------------------------------------------------------------------------------
Beverages--0.2%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                            700,000              694,750
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co., 7.375% Debs., 7/29/93                                                                360,000              340,809
                                                                                                                      ----------
                                                                                                                       1,035,559
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--1.5%
Adelphia Communications Corp., 9.375% Sr. Nts., 11/15/09                                            750,000              697,500
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                             1,000,000            1,007,500
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(9)                                                           750,000              427,500
8.625% Sr. Unsec. Nts., 4/1/09                                                                      750,000              662,813
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                                   250,000              256,250
--------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                           300,000              255,000
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                  700,000              675,500
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(9)                          500,000              320,000
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(9)                                   500,000              313,750
--------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                             1,000,000            1,027,500
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                                       500,000              442,500
9% Sr. Unsec. Sub. Nts., 7/15/07                                                                    375,000              338,438
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(9)                                                                1,000,000              952,500
9.625% Sr. Debs., 10/1/06                                                                           500,000              470,000
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09                      400,000              350,000
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                             700,000              647,500
                                                                                                                      ----------
                                                                                                                       8,844,251
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                                                             300,000              270,000
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                            500,000              420,000
                                                                                                                      ----------
                                                                                                                         690,000
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.0%
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                                 100,000               51,000
9% Sr. Nts., 11/1/06                                                                                 70,000               50,750
                                                                                                                      ----------
                                                                                                                         101,750


14                   Oppenheimer Multiple Strategies Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Energy--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--0.4%
Chesapeake Energy Corp., 9.625% Sr. Unsec. Nts., Series B, 5/1/05                                $  500,000           $  487,500
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                       250,000              251,250
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(4)                                 950,000              890,625
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                                   500,000              505,000
                                                                                                                      ----------
                                                                                                                       2,134,375
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Conoco, Inc., 6.95% Sr. Unsec. Nts., 4/15/29                                                        400,000              365,618
--------------------------------------------------------------------------------------------------------------------------------
Financial--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Banks--0.2%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                                  400,000              340,458
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts., 2/15/10                                          400,000              398,548
--------------------------------------------------------------------------------------------------------------------------------
First Chicago Corp., 11.25% Sub. Nts., 2/20/01                                                      250,000              255,923
                                                                                                                      ----------
                                                                                                                         994,929
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--0.2%
Ford Motor Co., 7.70% Unsec. Debs., 5/15/97                                                         400,000              371,479
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts., Series B, 1/28/10                    400,000              397,012
--------------------------------------------------------------------------------------------------------------------------------
IBM Corp., 7.125% Sr. Unsec. Unsub. Debs., 12/1/96                                                  400,000              366,489
                                                                                                                      ----------
                                                                                                                       1,134,980
--------------------------------------------------------------------------------------------------------------------------------
Insurance--0.1%
Travelers Group, Inc., 6.875% Unsec. Nts., 2/15/98                                                  450,000              387,181
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Amgen, Inc., 8.125% Unsec. Debs., 4/1/97                                                             91,000               92,126
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25% Sr. Nts., 9/1/10(4)                                                   200,000              202,500
                                                                                                                      ----------
                                                                                                                         294,626
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.0%
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts., 5/1/08(2)(3)(10)                                1,000,000               70,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                              200,000              184,000
                                                                                                                      ----------
                                                                                                                         254,000
--------------------------------------------------------------------------------------------------------------------------------
Technology--0.1%
--------------------------------------------------------------------------------------------------------------------------------
Electronics--0.1%
Amkor Technologies, Inc., 9.25% Sr. Unsec. Nts., 5/1/06                                             500,000              495,625
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 5.22% Unsec. Debs., 10/1/97                                                         140,000               91,672
                                                                                                                      ----------
                                                                                                                         587,297


                     Oppenheimer Multiple Strategies Fund/VA                 15

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Transportation--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                                           $   500,000         $    463,750
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                        1,000,000              735,000
                                                                                                                    ------------
                                                                                                                       1,198,750
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.1%
Norfolk Southern Corp., 7.90% Sr. Bonds, 5/15/97                                                    400,000              371,569
--------------------------------------------------------------------------------------------------------------------------------
Shipping--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                       500,000              202,500
--------------------------------------------------------------------------------------------------------------------------------
Utilities--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                                              400,000              390,500
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17                 989,000              989,000
                                                                                                                    ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $49,495,788)                                                    46,332,177

================================================================================================================================
Convertible Corporate Bonds and Notes--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07(4)                                                 1,000,000              782,500
--------------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., 5% Cv. Nts., 3/15/07(4)                                                   600,000              546,750
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                                         600,000              666,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts., 3/15/10                                      500,000              454,375
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10(4)                                         700,000              716,625
--------------------------------------------------------------------------------------------------------------------------------
Photronics, Inc., 6% Cv. Sub. Nts., 6/1/04                                                          700,000              798,000
                                                                                                                    ------------
Total Convertible Corporate Bonds and Notes (Cost $3,590,787)                                                          3,964,250

================================================================================================================================
Repurchase Agreements--4.5%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 6.55%, dated 6/30/00, to be repurchased at $25,848,101 on 7/3/00, collateralized by U.S. Treasury Nts., 5%-7.50%, 8/31/00-5/15/08, with a value of $19,488,089 and U.S. Treasury Bonds, 5.25%-12%, 8/15/03-11/15/28, with a value of $6,884,261
(Cost $25,834,000)                                                                               25,834,000           25,834,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $489,506,155)                                                        99.4%         573,478,960
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         0.6            3,196,596
                                                                                                -----------         ------------
Net Assets                                                                                            100.0%        $576,675,556
                                                                                                ===========         ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
GBP -- British Pound Sterling
NZD -- New Zealand Dollar
ZAR -- South African Rand


16                   Oppenheimer Multiple Strategies Fund/VA

================================================================================
1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                    Shares           Expiration       Exercise       Premium       Market Value
                                                    Subject to Call  Date             Price          Received      Note 1
-------------------------------------------------------------------------------------------------------------------------------
ACE, Ltd.                                           40,000           11/20/00         $ 30.000       $  103,800      $  100,000
ASM Lithography Holding NV                           6,000           10/23/00           50.000           20,820          19,500
Abbott Laboratories                                  8,000           11/20/00           45.000           22,760          30,000
Aetna, Inc.                                         20,000            1/22/01           80.000           54,400          62,500
Affymetrix, Inc.                                     1,600           11/20/00          240.000           37,752          29,400
American Home Products Corp.                         9,000           10/23/00           70.000           37,980          19,688
Analog Devices, Inc.                                13,400           12/18/00           95.000          162,073         115,575
Brocade Communications Systems, Inc.                 2,500            1/22/01          200.000           30,549          69,375
Callaway Golf Co.                                   27,000           11/20/00           22.500           40,521           8,433
Chase Manhattan Corp.                               15,100           12/18/00           70.000           35,410           8,494
Cisco Systems, Inc.                                  6,600            1/22/01           85.000           23,727          19,388
Clear Channel Communications, Inc.                   2,000            1/22/01           90.000           14,940           9,000
Coherent, Inc.                                       9,100           11/20/00           85.000           45,680         136,500
Computer Associates International, Inc.             10,000           11/20/00           80.000           20,325          10,000
Dana Corp.                                           4,000            1/22/01           35.000            6,630           1,250
General Motors Corp., Cl. H                          3,700            9/18/00           41.625           11,914           2,544
Goodrich (B.F.) Co.                                 18,000           11/20/00           45.000           17,460           4,500
Human Genome Sciences, Inc.                          3,200           10/23/00          160.000           43,104          66,000
Human Genome Sciences, Inc.                          3,300           10/23/00          220.000           22,175          34,650
I2 Technologies, Inc.                                3,600           11/20/00          210.000           26,891          18,000
Input/Output, Inc.                                 153,000           11/20/00            7.500          224,910         258,188
Intel Corp.                                         16,000            1/22/01          180.000          101,520          80,000
Intel Corp.                                         15,000            7/24/00          125.000           85,797         136,875
Intel Corp.                                         16,000            7/24/00          170.000          101,517              --
International Business Machines Corp.               24,000            7/24/00          150.000           83,280              --
International Game Technology                       34,000           10/23/00           30.000           66,978          42,500
JDS Uniphase Corp.                                   6,000           12/18/00          140.000           56,070         108,750
Johnson & Johnson                                    9,000            1/22/01          115.000           23,355          32,625
Jones Apparel Group, Inc.                           25,000           11/20/00           30.000          102,375          20,313
Kerr-McGee Corp.                                    10,000            7/24/00           65.000           23,450           5,000
Manor Care, Inc.                                    14,700           11/20/00           15.000           43,658              --
Merck & Co., Inc.                                    6,200            1/22/01          100.000           11,439           7,750
Methode Electronics, Inc., Cl. A                    20,000           10/23/00           65.000           76,897          40,000
Mylan Laboratories, Inc.                            15,000            7/24/00           30.000           34,236              --
Novell, Inc.                                        24,000           11/20/00           50.000           80,280              --
Research in Motion Ltd.                              6,600           12/18/00           80.000           39,401          32,175
STMicroelectronics NV, NY Registered Shares          9,000            7/24/00           76.625           62,814           5,063
Santa Fe International Corp.                         8,000            1/22/01           50.000           17,760          10,500
St. Jude Medical, Inc.                               5,200           10/23/00           40.000           13,494          42,250
Teradyne, Inc.                                       2,100           10/23/00          105.000           40,362           9,713
Teradyne, Inc.                                       2,100           10/23/00          120.000           25,136           5,775
Time Warner, Inc.                                    6,400            9/18/00          100.000           15,807           6,400
Time Warner, Inc.                                    3,200            9/18/00          120.000           29,104             200
Toll Brothers, Inc.                                  4,800           12/18/00           20.000           17,856          14,400
Transocean Sedco Forex, Inc.                         8,000           11/20/00           60.000           44,600          43,000
UnitedHealth Group, Inc.                            16,000           12/18/00           80.000          166,348         230,000
Veritas Software Corp.                               3,200           11/20/00          220.000           36,703           9,600
Viacom, Inc., Cl. B                                 16,500            7/24/00           65.000           75,818         182,655
Yahoo!, Inc.                                           600            1/22/01          270.000            3,132           1,725
Yahoo!, Inc.                                           600           10/23/00          270.000           12,882             338
                                                                                                     ----------      ----------
                                                                                                     $2,495,890      $2,090,592
                                                                                                     ==========      ==========


                     Oppenheimer Multiple Strategies Fund/VA                 17

================================================================================
2. Non-income-producing security.
3. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,056,494 or 1.92% of the Fund's net assets as of June 30, 2000.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
8. Represents the current interest rate for a variable or increasing rate security.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Issuer is in default.

See accompanying Notes to Financial Statements.


18                  Oppenheimer Multiple Strategies Fund/VA

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

==================================================================================================
Assets
Investments, at value (cost $489,506,155)--see accompanying statement                 $573,478,960
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                 4,648,579
Investments sold                                                                         2,280,892
Shares of beneficial interest sold                                                         452,960
Other                                                                                        3,033
                                                                                      ------------
Total assets                                                                           580,864,424
==================================================================================================
Liabilities
Bank overdraft                                                                             132,178
--------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                        9,863
--------------------------------------------------------------------------------------------------
Options written, at value (premiums received $2,495,890)--see accompanying statement     2,090,592
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                    1,249,528
Shares of beneficial interest redeemed                                                     686,735
Trustees' compensation                                                                       1,494
Transfer and shareholder servicing agent fees                                                  182
Other                                                                                       18,296
                                                                                      ------------
Total liabilities                                                                        4,188,868
==================================================================================================
Net Assets                                                                            $576,675,556
                                                                                      ============
==================================================================================================
Composition of Net Assets
Paid-in capital                                                                       $457,313,267
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                     12,593,180
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions          22,402,179
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                84,366,930
                                                                                      ------------
Net assets--applicable to 34,768,274 shares of beneficial interest outstanding        $576,675,556
                                                                                      ============
==================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                    $16.59

See accompanying Notes to Financial Statements.


                    Oppenheimer Multiple Strategies Fund/VA                 19

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

========================================================================================
Investment Income
Interest (net of foreign withholding taxes of $1,342)                        $12,068,590
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $33,414)                        3,018,210
                                                                             -----------
Total income                                                                  15,086,800
========================================================================================
Expenses
Management fees                                                                2,058,748
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       33,671
----------------------------------------------------------------------------------------
Trustees' compensation                                                             3,634
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                      1,048
----------------------------------------------------------------------------------------
Other                                                                             44,461
                                                                             -----------
Total expenses                                                                 2,141,562
Less expenses paid indirectly                                                     (6,626)
                                                                             -----------
Net expenses                                                                   2,134,936
========================================================================================
Net Investment Income                                                         12,951,864
========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                         25,517,364
Closing and expiration of option contracts written                               601,180
Foreign currency transactions                                                 (1,998,654)
                                                                             -----------
Net realized gain                                                             24,119,890
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    2,884,554
Translation of assets and liabilities denominated in foreign currencies       (3,169,342)
                                                                             -----------
Net change                                                                      (284,788)
                                                                             -----------
Net realized and unrealized gain                                              23,835,102
========================================================================================
Net Increase in Net Assets Resulting from Operations                         $36,786,966
                                                                             ===========

See accompanying Notes to Financial Statements.


20                  Oppenheimer Multiple Strategies Fund/VA

Statements of Changes in Net Assets

                                                           Six Months Ended     Year Ended
                                                           June 30, 2000        December 31,
                                                           (Unaudited)          1999
============================================================================================
Operations
Net investment income                                      $ 12,951,864         $ 26,455,258
--------------------------------------------------------------------------------------------
Net realized gain                                            24,119,890           36,392,711
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           (284,788)           3,140,414
                                                           ------------         ------------
Net increase in net assets resulting from operations         36,786,966           65,988,383
============================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                        (26,143,340)         (20,765,472)
--------------------------------------------------------------------------------------------
Distributions from net realized gain                        (37,970,659)         (30,037,334)
============================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                             25,219,755          (58,736,044)
============================================================================================
Net Assets
Total decrease                                               (2,107,278)         (43,550,467)
--------------------------------------------------------------------------------------------
Beginning of period                                         578,782,834          622,333,301
                                                           ------------         ------------
End of period (including undistributed net investment
income of $12,593,180 and $25,784,656, respectively)       $576,675,556         $578,782,834
                                                           ============         ============

See accompanying Notes to Financial Statements.


                    Oppenheimer Multiple Strategies Fund/VA                  21

Financial Highlights

                                                     Six Months
                                                     Ended June 30,    Year Ended December 31,
                                                     2000 (Unaudited)  1999        1998       1997        1996        1995
==============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $17.46            $17.05      $17.01     $15.63      $14.55      $12.91
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .40               .82         .71        .62         .72         .66
Net realized and unrealized gain                          .74              1.04         .42       1.95        1.45        2.00
------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  1.14              1.86        1.13       2.57        2.17        2.66
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.82)             (.59)       (.16)      (.61)       (.74)       (.65)
Distributions from net realized gain                    (1.19)             (.86)       (.93)      (.58)       (.35)       (.37)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders    (2.01)            (1.45)      (1.09)     (1.19)      (1.09)      (1.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $16.59            $17.46      $17.05     $17.01      $15.63      $14.55
                                                       ======            ======      ======     ======      ======      ======
==============================================================================================================================
Total Return, at Net Asset Value(1)                      6.70%            11.80%       6.66%     17.22%      15.50%      21.36%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $576,676          $578,783    $622,333   $637,545    $484,285    $381,263
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $573,917          $593,151    $640,131   $564,369    $428,277    $344,745
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                    4.54%             4.46%       4.05%      3.86%       4.89%       4.81%
Expenses                                                 0.75%             0.73%       0.76%(3)   0.75%(3)    0.77%(3)    0.77%(3)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%               17%         43%        42%         40%         39%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


22                  Oppenheimer Multiple Strategies Fund/VA

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2000, securities with an aggregate market value of $70,000, representing 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                  Oppenheimer Multiple Strategies Fund/VA                   23

================================================================================
1. Significant Accounting Policies (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Six Months Ended June 30, 2000           Year Ended December 31, 1999
                                                      ----------------------------------       ------------------------------
                                                      Shares             Amount                Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                   1,613,010         $ 27,215,330           1,494,012       $  25,019,610
Dividends and/or distributions reinvested              3,923,745           64,113,998           3,209,274          50,802,806
Redeemed                                              (3,916,871)         (66,109,573)         (8,052,445)       (134,558,460)
                                                      ----------         ------------          ----------       -------------
Net increase (decrease)                                1,619,884         $ 25,219,755          (3,349,159)      $ (58,736,044)
                                                      ==========         ============          ==========       =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $90,301,519 and $108,977,854, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2000 was an annualized rate of 0.72%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.


24                Oppenheimer Multiple Strategies Fund/VA

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                                 Expiration      Contract         Valuation as of    Unrealized
Contract Description             Date            Amounts (000s)   June 30, 2000      Depreciation
-------------------------------------------------------------------------------------------------
Contracts to Purchase
Canadian Dollar (CAD)            7/4/00             240 CAD       $  162,074               $  103
                                                                                           ------
Contracts to Sell
Swedish Krona (SEK)              7/4/00          15,582 SEK        1,777,172                9,760
                                                                                           ------
Total Unrealized Depreciation                                                              $9,863
                                                                                           ======

================================================================================
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                  Oppenheimer Multiple Strategies Fund/VA                   25

================================================================================
6. Option Activity (continued)
Written option activity for the six months ended June 30, 2000, was as follows:

                                                  Call Options
                                                  ----------------------------------
                                                  Number of              Amount of
                                                  Options                Premiums
------------------------------------------------------------------------------------
Options outstanding as of December 31, 1999        2,352                 $ 1,252,165
Options written                                    7,665                   2,977,794
Options closed or expired                         (2,383)                 (1,161,410)
Options exercised                                   (771)                   (572,659)
                                                  ------                 -----------
Options outstanding as of June 30, 2000            6,863                 $ 2,495,890
                                                  ======                 ===========

================================================================================
7. Illiquid or Restricted Securities
As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000, was $14,221,527, which represents 2.47% of the Fund's net assets, of which $5,681, is considered restricted. Information concerning restricted securities is as follows:

                                                                                 Valuation Per
                                      Acquisition              Cost Per          Unit as of
Security                              Dates                    Unit              June 30, 2000
----------------------------------------------------------------------------------------------
Intermedia Communications, Inc.       9/29/98-12/29/98         $12.58-$21.69            $28.26


26                Oppenheimer Multiple Strategies Fund/VA

Oppenheimer Multiple Strategies Fund/VA
A Series of Oppenheimer Variable Account Funds

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           John P. Doney, Vice President
                                           Michael S. Levine, Vice President
                                           Richard H. Rubinstein, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Multiple Strategies Fund/VA.
                                           For other material information concerning the Fund, see its prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.



                  Oppenheimer Multiple Strategies Fund/VA                  27